Commitments and contingencies	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

12. Commitments and contingencies

(a) Operating and capital leases

The Company leases its office premises in New York, North Carolina, and Ottawa under operating leases which expire on various dates through August 2022. The Company recognizes rent expense under such arrangements on a straight-line basis. Rent expense under such operating leases amounted to $1,350 and $1,373 for the nine months ended October 31, 2018 and 2019, respectively.

As of October 31, 2019, the aggregate minimum net rental payments for non-cancelable operating leases and firmly committed contracts are as follows:

2020 (Remaining three months)	$443

Year ending January 31,
2021	1,824
2022	819
2023	464

Total operating lease payments	$3,550

During the nine months ended October 31, 2019 and in prior years, the Company entered into several capital leases for equipment and software. The leases are for 30-36 month periods. As of October 31, 2019, the minimum lease payments are as follows:

2020 (Remaining three months)	$611

Year ending January 31,
2021	2,404
2022	1,621
2023	200

Total capital lease payments	$4,836

Less amounts representing interest	(452)

Total capital lease payments, net of interest	4,384

Less current portion	(2,413)

Total capital lease payments, net of interest and current portion	$1,971

Interest expense related to capital leases was $190 and $215 for the nine months ended October 31, 2018 and 2019, respectively.

(b) Legal proceedings

In the ordinary course of business, the Company may be subject from time to time to various proceedings, lawsuits, disputes or claims. Although the Company cannot predict with assurance the outcome of any litigation, the Company does not believe there are currently any such actions that, if resolved unfavorably, would have a material impact on its financial condition, results of operations or cash flows.

11. Commitments and contingencies

(a) Operating and Capital leases

The Company leases its office premises in New York, North Carolina and Ottawa under operating leases which expire on various dates through August 2022. The Company recognizes rent expense under such arrangements on a straight-line basis. Rent expense under such operating leases amounted to $1,640 and $1,795 for the years ended January 31, 2018 and 2019, respectively.

As of January 31, 2019, the aggregate minimum net rental payments for non-cancelable operating leases and firmly committed contracts are as follows:

January 31,
2020	$1,736
2021	1,751
2022	745
2023	225

$4,457

During fiscal year ended January 31, 2019 and in prior years, the Company entered into several capital leases for equipment and software. The leases are for 30-36 month periods. Minimum lease payments are as follows:

January 31,
2020	$2,282
2021	1,767
2022	984

$5,033
Less: Amounts representing interest	(763)

$4,270
Less: Current portion	(1,869)

$2,401

The Company has also entered into operating equipment and software leases. The leases are for a 36 month period beginning February 2012.

Interest expense related to capital leases was $211 and $290 for the years ended January 31, 2018 and 2019, respectively.

(b) Indemnifications

The Company’s agreements with certain customers include certain provisions for indemnifying customers against liabilities if its services infringe a third party’s intellectual property rights. It is not possible to determine the maximum potential amount under these indemnification obligations due to the limited history of prior indemnification claims and the unique facts and circumstances that may be involved in each particular agreement. To date, the Company has not incurred any material costs as a result of such provisions and have not accrued any liabilities related to such obligations in our financial statements.

In addition, the Company has indemnification agreements with its directors and its executive officers that require us, among other things, to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of those persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by us, arising out of that person’s services as a director or officer or that person’s services provided to any other company or enterprise at the Company’s request. The Company maintains director and officer insurance coverage that may enable it to recover a portion of any future indemnification amounts paid. To date, there have been no claims under any of its directors and executive officers indemnification provisions.

(c) Legal proceedings

In the ordinary course of business, the Company may be subject from time to time to various proceedings, lawsuits, disputes or claims. Although the Company cannot predict with assurance the outcome of any litigation, the Company does not believe there are currently any such actions that, if resolved unfavorably, would have a material impact on its financial condition, results of operations or cash flows.